LAND USE RIGHTS, NET (Tables)	12 Months Ended
Dec. 31, 2014
LAND USE RIGHTS, NET [Abstract]
Schedule of Land Use Rights
	As of December 31,
	2013	2014
	RMB	RMB
Land use rights	386,909,459	406,639,529
Less: accumulated amortization	(27,824,516)	(34,707,379)
Land use rights, net	359,084,943	371,932,150